Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions
Related Party Transactions

NOTE 5 – Related Party Transactions

Office Lease – The Company leases its offices in London from The Doctors Laboratory (“TDL”) and has incurred expenses of approximately $37,000,  $75,000,  $32,000 and $64,000 plus VAT during the three and six months ended June 30, 2021 and 2020, respectively. David Byrne, a non-employee director of the Company is also the Chief Executive Officer of TDL (see Note 6).

Laboratory Testing Services - The Company has received laboratory testing services for its clinical trials provided by TDL and has incurred expenses of approximately $19,000,  $90,000,  $8,000 and $206,000 plus VAT during the three and six months ended June 30, 2021 and 2020, respectively. The Company has outstanding accounts payables with TDL of $69,000 and $123,000 as of June 30, 2021 and 2020, respectively.

Consulting – A non-employee director of the Company began providing business development consulting services in January 2018. The Company has incurred expenses of approximately $25,000,  $50,000,  $25,000 and $50,000 during the three and six months ended June 30, 2021 and 2020, respectively, relating to these consulting services.